Note 38 (Tables)	12 Months Ended
Dec. 31, 2025
Dividend income [Abstract]
Dividend income breakdown by headline [Table Text Block]
The balances for this heading in the consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 39), as shown in the breakdown below:

DIVIDEND INCOME (MILLIONS OF EUROS)

	2025	2024	2023
Non-trading financial assets mandatorily at fair value through profit or loss	10	10	11
Financial assets at fair value through other comprehensive income ⁽¹⁾	113	109	107
Total	123	120	118
(1) Dividend income corresponds mainly to investments held at the end of the year.